Appendix II: Board and Senior Management Compensation (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure Of Compensation [Abstract]
Schedule of Key Management Personnel Compensation
Compensation of the Board of Directors and of the Committees thereof

Amounts in euros
Position	Board of Directors	Executive Commission	Advisory or Control Committees (*)
Chairman	240,000	80,000	22,400
Vice chairman	200,000	80,000	—
Executive Member	—	—	—
Proprietary Member	120,000	80,000	11,200
Independent Member	120,000	80,000	11,200
Other external	120,000	80,000	11,200
(*) In addition, the amount of the attendance fee for each of the meetings of the Advisory or Control Committees is 1,000 euros.

Directors	Salary[1]	Fixed compen-sation[2]	Attendance fees[3]	Short-term variable compensation[4]	Compensation for belonging to Committees of the Board[5]	Other items[6]	Total
Mr. José María Álvarez-Pallete López	1,923,100	—	—	3,430,430	—	5,802	5,359,332
Mr. Isidro Fainé Casas	—	200,000	—	—	80,000	—	280,000
Mr. José María Abril Pérez	—	200,000	7,000	—	91,200	—	298,200
Mr. Ángel Vilá Boix[7]	697,490	—	—	—	—	7,341	704,831
Ms. Eva Castillo Sanz	—	120,000	27,000	—	33,600	—	180,600
Mr. Juan Ignacio Cirac Sasturain	—	120,000	9,000	—	11,200	—	140,200
Mr. José Javier Echenique Landiríbar	—	120,000	18,000	—	109,867	—	247,867
Mr. Peter Erskine	—	120,000	17,000	—	113,600	—	250,600
Ms. Sabina Fluxà Thienemann	—	120,000	10,000	—	11,200	—	141,200
Mr. Luiz Fernando Furlán	—	120,000	5,000	—	7,467	—	132,467
Ms. Carmen García de Andrés[7]	—	78,667	8,000	—	12,009	—	98,676
Mr. Peter Löscher	—	120,000	9,000	—	11,200	—	140,200
Mr. Ignacio Moreno Martínez	—	120,000	28,000	—	38,267	—	186,267
Mr. Francisco Javier de Paz Mancho	—	120,000	34,000	—	124,800	—	278,800
Mr. Francisco José Riberas Mera[7]	—	78,667	—	—	—	—	78,667
Mr. Wang Xiaochu	—	120,000	—	—	—	—	120,000

1 Salary: Regarding Mr. José María Álvarez-Pallete López, it includes the amount of non-variable payments and that which the Board Member has received for his executive tasks. Regarding Mr. Ángel Vilá Boix, he was appointed Board Member of the Company on July 26, 2017, including from this date the amount of non-variable payments and that which the Board Member has received for his executive tasks.
2 Fixed remuneration: Amount of the compensation in cash, with a pre-established payment period, whether or not consolidated at the time and received by the Board Member for their membership to the Board, regardless of the effective attendance of the Board Member to the Board meetings.
3 Allowance: Total amount of the allowances for attending the meetings of the Advisory or Control Committees.
4 Short-term variable remuneration (bonus): Variable amount linked to the performance or the achievement of a series of individual or group objectives (quantitative or qualitative) in a period equal to or less than one year, corresponding to 2016 and paid in 2017. With regard to the bonus corresponding to 2017, and which will be paid in 2018, Executive Board Member Mr. José María Álvarez-Pallete López will earn 3,426,964 euros and Executive Board Member Mr. Ángel Vilá Boix will earn 990,000 euros (the Bonus of Mr. Vilá only includes the amount accrued since his appointment as Director of the Company, on July 26, 2017).
5 Remuneration for membership to the Board Committees: Amount of the compensation in cash, with a pre-established payment period, whether or not consolidated at the time and received by the Board Member for their membership to the Delegated Committee and to the Advisory or Control Committees, regardless of the effective attendance of the Board Member to the Advisory or Control Committee meetings.
6 Other items: Among others, it includes the amounts received in concept of payment in kind (general medical insurance and dental and vehicle coverage), fulfilled by Telefónica, S.A.
7 Ms. Carmen García de Andrés and Mr. Francisco José Riberas Mera were appointed Board Members of the Company on May 4, 2017, and Mr. Ángel Vilá Boix was appointed Board Member on July 26, 2017, reflecting, therefore, the received payment, respectively, from the dates mentioned.

Likewise, Mr. César Alierta Izuel, Mr. Gonzalo Hinojosa Fernández de Angulo, and Mr. Pablo Isla Álvarez de Tejera, stood down as Board Members on May 4, 2017, Mr. Julio Linares López stood down as Board Member on July 26, 2017, and Mr. Antonio Massanell Lavilla stood down as Board Member on December 21, 2017, reflecting below the payment received by them, respectively, in 2017 until the dates mentioned.

Directors	Salary[1]	Fixed compen-sation[2]	Attendance fees[3]	Short-term variable compensation[4]	Compensation for belonging to Committees of the Board[5]	Other items[6]	Total
Mr. César Alierta Izuel	—	213,556	—	—	—	169	213,725
Mr. Gonzalo Hinojosa Fernández de Angulo	—	41,333	4,000	—	46,845	—	92,178
Mr. Pablo Isla Álvarez de Tejera	—	41,333	—	—	3,858	—	45,191
Mr. Julio Linares López	—	116,667	11,000	—	19,600	—	147,267
Mr. Antonio Massanell Lavilla	—	120,000	30,000	—	56,000	—	206,000

1 Salary: Includes the amount of non-variable payments and that which the Board Member has received for their executive tasks.
2 Fixed remuneration: Amount of the compensation in cash, with a pre-established payment period, whether or not consolidated at the time and received by the Board Member for their membership to the Board, regardless of the effective attendance of the Board Member to the Board meetings.
3 Allowance: Total amount of the allowances for attending the meetings of the Advisory or Control Committees.
4 Short-term variable remuneration (bonus): Variable amount linked to the performance or achievement of a series of individual or group objectives (quantitative or qualitative) in a period equal to or less than one year, corresponding to 2016 and paid in 2017.
5 Remuneration for membership to the Board Committees: Amount of the compensation in cash, with a pre-established payment period, whether or not consolidated at the time and received by the Board Member for their membership to the Delegated Committee and to the Advisory or Control Committees, regardless of the effective attendance of the Board Member to the Advisory or Control Committee meetings.
6 Other items: Among others, it includes the amounts received under payment in kind (general medical insurance and dental coverage), fulfilled by Telefónica, S.A.

Likewise, specifying the figures included in the previous box, the payment received by the Board Members of Telefónica for their membership to the different Advisory or Control Committees during 2017 is specifically detailed below, including both fixed allocation and attendance allowances.

ADVISORY OR CONTROL COMMITTEES OF TELEFÓNICA, S.A.
(Amounts in euros)

Directors	Audit and Control	Nominating, Compensation and Corporate Governance	Service Quality and Customer Service	Strategy and Innovation	Regulation and Institutional Affairs	TOTAL 2017
Mr. José María Álvarez-Pallete López	—	—	—	—	—	—
Mr. Isidro Fainé Casas	—	—	—	—	—	—
Mr. José María Abril Pérez	—	—	—	18,200	—	18,200
Mr. Ángel Vilá Boix	—	—	—	—	—	—
Ms. Eva Castillo Sanz	—	—	17,200	22,200	21,200	60,600
Mr. Juan Ignacio Cirac Sasturain	—	—	—	20,200	—	20,200
Mr. José Javier Echenique Landiríbar	34,400	13,467	—	—	—	47,867
Mr. Peter Erskine	—	19,200	—	31,400	—	50,600
Ms. Sabina Fluxà Thienemann	—	21,200	—	—	—	21,200
Mr. Luiz Fernando Furlán	—	12,467	—	—	—	12,467
Ms. Carmen García de Andrés	13,342	—	6,667	—	—	20,009
Mr. Peter Löscher	—	—	—	20,200	—	20,200
Mr. Ignacio Moreno Martínez	22,200	—	17,200	—	26,867	66,267
Mr. Francisco Javier de Paz Mancho	23,200	33,400	—	—	22,200	78,800
Mr. Francisco José Riberas Mera	—	—	—	—	—	—
Mr. Wang Xiaochu	—	—	—	—	—	—

Mr. César Alierta Izuel, Mr. Gonzalo Hinojosa Fernández de Angulo, and Mr. Pablo Isla Álvarez de Tejera, stood down as Board Members on May 4, 2017, Mr. Julio Linares López stood down as Board Member on July 26, 2017, and Mr. Antonio Massanell Lavilla stood down as Board Member on December 21, 2017, reflecting below the payment received by them, respectively, in 2017 until the dates mentioned.

Directors	Audit and Control	Nominating, Compensation and Corporate Governance	Service Quality and Customer Service	Strategy and Innovation	Regulation and Institutional Affairs	TOTAL 2017
Mr. César Alierta Izuel	—	—	—	—	—	—
Mr. Gonzalo Hinojosa Fernández de Angulo	4,858	5,858	3,858	3,858	4,858	23,290
Mr. Pablo Isla Álvarez de Tejera	—	3,858	—	—	—	3,858
Mr. Julio Linares López	—	—	9,533	—	21,067	30,600
Mr. Antonio Massanell Lavilla	23,200	—	28,400	15,200	19,200	86,000
The following table breaks down the amounts received from other companies of the Telefónica Group other than Telefónica, S.A. individually, by the Board Members of the Company, by the performance of executive duties or by their membership to the Board of Directors of said companies:

OTHER COMPANIES OF THE TELEFÓNICA GROUP
(Amounts in euros)

Directors	Salary[1]	Fixed compen-sation[2]	Attendance fees[3]	Short-term variable compensation[4]	Compensation for belonging to Committees of the Board[5]	Other items[6]	Total
Mr. José María Álvarez-Pallete López	—	—	—	—	—	—	—
Mr. Isidro Fainé Casas	—	—	—	—	—	—	—
Mr. José María Abril Pérez	—	—	—	—	—	—	—
Mr. Ángel Vilá Boix	—	—	—	—	—	—	—
Ms. Eva Castillo Sanz	—	80,000	—	—	—	—	80,000
Mr. Juan Ignacio Cirac Sasturain	—	—	—	—	—	—	—
Mr. José Javier Echenique Landiríbar	—	—	—	—	—	—	—
Mr. Peter Erskine	—	12,403	—	—	—	—	12,403
Ms. Sabina Fluxà Thienemann	—	—	—	—	—	—	—
Mr. Luiz Fernando Furlán	—	98,418	—	—	—	—	98,418
Ms Carmen García de Andrés	—	—	—	—	—	—	—
Mr. Peter Löscher	—	—	—	—	—	—	—
Mr. Ignacio Moreno Martínez	—	—	—	—	—	—	—
Mr. Francisco Javier de Paz Mancho	—	285,464	—	—	—	—	285,464
Mr. Francisco José Riberas Mera	—	—	—	—	—	—	—
Mr. Wang Xiaochu	—	—	—	—	—	—	—

1 Salary: Amount of non-variable payments and that which the Board Member of other companies of the Telefónica Group has received for their executive tasks.
2 Fixed remuneration: Amount of the compensation in cash, with a pre-established payment period, whether or not consolidated at the time and received by the Board Member for their membership to the board of directors of other Companies of the Telefónica Group.
It is hereby clarified that Mr. Eva Castillo Sanz has accrued an amount of 80,000 euros during 2017, for his membership to the Supervisory Board of Telefónica Deutschland Holding, A.G. Likewise, Mr. Peter Erskine has accrued an amount of 20,000 euros during 2017, for his membership to the Supervisory Board of Telefónica Deutschland Holding, A.G. Likewise, Mr. Ángel Vilá Boix has accrued an amount of 2,000 euros during 2017, for his membership to the Supervisory Board of Telefónica Deutschland Holding, A.G. On the drawing date of this document, none of the amounts mentioned have been paid, which is why they have not been consigned in the box (that only includes amounts received in 2017).
3 Allowance: Total amount of the allowances for attending the board of director meetings of other Companies of the Telefónica Group.
4 Short-term variable remuneration (bonus): Variable amount linked to the performance or achievement of a series of individual or group objectives (quantitative or qualitative) in a period equal to or less than one year, corresponding to 2016 and paid in 2017, by other companies of the Telefónica Group.
5 Remuneration for membership to the Board Committees of other companies of the Telefónica Group: Amount of the compensation in cash, with a pre-established payment period, whether or not consolidated at the time and accrued by the Board Member for their membership to the board of directors committees of other Companies of the Telefónica Group.
6 Other items: Among others, it includes the amounts received under payment in kind (general medical insurance and dental and vehicle coverage), fulfilled by other companies of the Telefónica Group.

Likewise, Mr. César Alierta Izuel, Mr. Gonzalo Hinojosa Fernández de Angulo, and Mr. Pablo Isla Álvarez de Tejera, stood down as Board Members on May 4, 2017, Mr. Julio Linares López stood down as Board Member on July 26, 2017, and Mr. Antonio Massanell Lavilla stood down as Board Member on December 21, 2017, reflecting below the payment received by them, respectively, in 2017 until the dates mentioned.

Directors	Salary[1]	Fixed compen-sation[2]	Attendance fees[3]	Short-term variable compensation[4]	Compensation for belonging to Committees of the Board[5]	Other items[6]	Total
Mr. César Alierta Izuel	—	—	—	—	—	—	—
Mr. Gonzalo Hinojosa Fernández de Angulo	—	9,125	—	—	—	—	9,125
Mr. Pablo Isla Álvarez de Tejera	—	—	—	—	—	—	—
Mr. Julio Linares López	—	—	—	—	—	—	—
Mr. Antonio Massanell Lavilla	—	—	—	—	—	—	—

1 Salary: Amount of non-variable payments and that which the Board Member of other companies of the Telefónica Group has received for their executive tasks.
2 Fixed remuneration: Amount of the compensation in cash, with a pre-established payment period, whether or not consolidated at the time and received by the Board Member for their membership to the board of directors of other Companies of the Telefónica Group.
3 Allowance: Total amount of the allowances for attending the board of director meetings of other Companies of the Telefónica Group.
4 Short-term variable remuneration (bonus): Variable amount linked to the performance or achievement of a series of individual or group objectives (quantitative or qualitative) in a period equal to or less than one year, corresponding to 2016 and paid in 2017, by other companies of the Telefónica Group.
5 Remuneration for membership to the Board Committees of other companies of the Telefónica Group: Amount of the compensation in cash, with a pre-established payment period, whether or not consolidated at the time and accrued by the Board Member for their membership to the board of directors committees of other Companies of the Telefónica Group.
6 Other items: Among others, it includes the amounts received under payment in kind (general medical insurance and dental and vehicle coverage), fulfilled by other companies of the Telefónica Group.

Schedule of Long-term Savings Systems of Key Management Personnel Compensation
LONG-TERM SAVINGS SYSTEMS
(Amounts in euros)

Directors	Contributions for fiscal year 2017
Mr. José María Álvarez-Pallete López	673,085
Mr. Ángel Vilá Boix (since July 26, 2017)	268,922
The breakdown of the long-term saving systems includes contributions to Pension Plans, to the Benefit Plan and to the Unit link-type Insurance, as set out below:

(Amounts in euros)

Directors	Contributions to Pension Plans	Contributions to Benefits Plan[1]	Contributions to Unit link-type Insurance/Pension Plan Surplus
Mr. José María Álvarez-Pallete López	6,060	540,968	126,057
Mr. Ángel Vilá Boix (since July 26,2017)	—	212,665	56,257
1 Contributions to the Executive Benefits Plan in 2006, funded solely by the Company, to supplement the Pension Plan in effect, which entails defined contributions equal to a particular percentage of the Officer’s fixed compensation based on professional levels within the Telefónica Group’s organization.

Schedule of Life Insurance Premiums of Key Management Personnel Compensation
LIFE INSURANCE PREMIUMS
(Amounts in euros)

Directors	Life insurance premiums
Mr. José María Álvarez-Pallete López	14,270
Mr. Ángel Vilá Boix (since July 26,2017)	7,759
Mr. César Alierta Izuel (until May 4,2017)	855

Schedule of PIP of Key Management Personnel Compensation
PIP - Second phase / 2015-2018

Directors	Theoretical shares allocated (without co-investment)	Maximum number of shares (*)
Mr. José María Álvarez-Pallete López	192,000	300,000
Mr. Ángel Vilá Boix	120,000	187,500
Mr. César Alierta Izuel	324,000	506,250
(*) Maximum possible number of shares to be received in case of meeting the co-investment requirement and maximum completion of TSR target.
Mr. César Alierta Izuel ceased his position as Director on May 4, 2017.